CONVERTIBLE DEBENTURES (Narrative) (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 18, 2025	Dec. 18, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 25, 2025	Feb. 24, 2025
Debt Instrument [Line Items]
Amortization of debt discount			$ 0	$ 117,067	$ 500,937	$ 1,777,505
Convertible debentures [Member]
Debt Instrument [Line Items]
Interest rate			5.00%		5.00%			8.00%	5.00%
Conversion of convertible debentures (Shares)	3,834,857	3,834,857
Convertible debt conversion price	$ 2.154	$ 2.154
IPO conversion discount	40.00%	40.00%	40.00%		40.00%
IPO conversion price cap	$ 3.59	$ 3.59	$ 4		$ 4
Gross proceeds						743,400
Fair value of the debt host liability	$ 13,767,137	$ 13,767,137			$ 743,400	743,400	$ 6,346,000
Embedded derivative liability					475,909	475,909	2,352,602
Transaction costs					19,950	19,950	86,506
Amortization of debt discount before write-offs					482,045	1,777,505
Amortization of debt discount			$ 117,067		500,937	1,777,505
Unamortized debt discount	18,892	18,892			0	500,937
Interest expense				$ 107,797	514,904	443,508
Outstanding principal and interest of convertible debt	$ 8,260,802	$ 8,260,802
Fractional interest based on conversion price		$ 2.154
Convertible debentures [Member] | Tranche 1 [Member]
Debt Instrument [Line Items]
Gross proceeds						0	4,413,400
Amortization of debt discount					164,037	819,055
Interest expense					320,546	221,275
Convertible debentures [Member] | Tranche 2 [Member]
Debt Instrument [Line Items]
Gross proceeds						0	804,100
Amortization of debt discount					45,181	225,899
Interest expense					58,402	55,736
Convertible debentures [Member] | Tranche 3 [Member]
Debt Instrument [Line Items]
Gross proceeds						0	448,000
Amortization of debt discount					33,360	152,110
Interest expense					32,538	34,920
Convertible debentures [Member] | Tranche 4 [Member]
Debt Instrument [Line Items]
Gross proceeds						0	$ 680,500
Amortization of debt discount					69,513	273,428
Interest expense					49,425	62,736
Convertible debentures [Member] | Tranche 5 [Member]
Debt Instrument [Line Items]
Gross proceeds					743,400	743,400
Amortization of debt discount					188,846	307,013
Interest expense					$ 53,993	$ 68,841